Lease Liabilities - Detailed Information About In Maturity Lease Payments (Detail) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	$ 10.0
2025 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	2.1
2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.6
2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.0
2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.6
2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.1
Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	4.6
Vehicles [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	2.6
Vehicles [member] | 2025 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.7
Vehicles [member] | 2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.8
Vehicles [member] | 2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.1
Vehicles [member] | 2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | 2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Office [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	2.3
Office [member] | 2025 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.3
Office [member] | 2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.7
Office [member] | 2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.8
Office [member] | 2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.5
Office [member] | 2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Office [member] | Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	5.1
Surface [member] | 2025 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	$ 4.6